S000082203 [Member] Investment Strategy - iShares LifePath Target Date 2045 ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The 2045 Fund allocates and reallocates its assets among a combination of Underlying Funds in proportions based on its own investment strategy.
The 2045 Fund is an exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than such index funds.
The 2045 Fund is one of a group of funds referred to as the “LifePath ETFs,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon.
BFA employs a multi-dimensional approach to assess risk for the 2045 Fund and to determine its allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Under normal circumstances, the 2045 Fund intends to invest primarily in affiliated ETFs.
The 2045 Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom model benchmark, the 2045 Target Date Custom Benchmark. BFA will not publish its custom benchmark but will apply a proprietary model to monitor performance of the 2045 Fund. The 2045 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. As of July 31, 2025, the 2045 Fund holds approximately 81.67% of its assets in Underlying Funds that seek to track particular underlying indexes of equity securities, approximately 12.87% of its assets in Underlying Funds that seek to track particular fixed-income indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invests in the iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core U.S. REIT ETF, iShares Global Infrastructure ETF, iShares MBS ETF, iShares Russell 1000 ETF, iShares Russell 2000 ETF, iShares U.S. Treasury Bond ETF and money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”). Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Under normal circumstances, the Fund’s asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, as time elapses prior to retirement, the Fund’s asset allocations become more conservative. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility of the Fund, which for certain investors may be a primary source of income after retirement. During the year prior to the Fund’s maturity date, its allocation of assets is expected to be similar to that of the Retirement Fund. Further, as retirement approaches, such Fund and the Retirement Fund is expected to, subject to approval by the Trust’s Board of Trustees (the “Board”), merge into a single fund.
The following chart illustrates the glide path — the target allocation among asset classes as the LifePath ETFs approach their target dates:

The following table lists the target allocation by years until retirement:

Years to Retirement	Equity Allocation (including REITs)	Fixed-Income Allocation
45	99%	1%
40	99%	1%
35	99%	1%
30	98%	2%
25	95%	5%
20	87%	13%
15	77%	23%
10	65%	35%
5	53%	47%
0	40%	60%
The asset allocation targets are established by the Fund’s portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.
Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity and fixed-income Underlying Funds in the Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of the Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.
BFA’s second step in the structuring of the Fund is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds”
section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Fund. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including emerging growth, large-, mid-, and small-capitalization), region (i.e., U.S., and international, including emerging markets) or other attributes. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, U.S. agency MBS or debentures, CMBS, and other sectors), duration (a measurement of interest rate risk), credit quality (including investment grade bonds and high yield bonds), geographic location (including U.S. and non-U.S. securities, including bonds of emerging market issuers), currency (U.S. dollar-denominated or local currency bonds) or other attributes. Though BFA seeks to diversify the Fund, certain Underlying Funds may concentrate their investments in specific sectors or geographic regions or countries. The percentage allocation to the various styles of equity and fixed-income Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment.
Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, high yield bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or commodity, an interest rate or an index, when seeking to match the performance of a particular market index. The Fund and certain Underlying Funds may also lend securities with a value up to one-third of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.